Fair Value Measurements - Level 3 Financial Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	11 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Change in the fair value of Level 3 financial liabilities
Beginning balance	$ 7,756	$ 7,756
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	(177)	532
Ending balance	1,537	2,069	$ 7,756
Notes payable
Change in the fair value of Level 3 financial liabilities
Beginning balance	7,756	7,756
Initial measurement			7,600
Remeasurement of the Note to settlement value upon the Closing of the Business Combination			156
Ending balance			$ 7,756
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Expenses
Research and development license consideration
Change in the fair value of Level 3 financial liabilities
Beginning balance	$ 2,634	$ 2,634
Initial measurement			$ 2,449
Remeasurement of the Note to settlement value upon the Closing of the Business Combination			185
Ending balance			$ 2,634
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Expenses